Common shares (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Beginning balance	$ 26,685,002	$ 24,211,469	$ 21,577,409
Issuance for Employee Stock Purchase Plan	14,059
Shares retired during the year		(1,343,184)
Issuance of common stock on private placement			$ 8,387,451
Issued upon exercise of stock options, shares			6,667
Transfer from contributed capital upon exercise of stock options			$ 0
Rights offering & finders fee			136,003
Ending balance	$ 20,748,609	$ 26,685,002	$ 24,211,469
Common Shares
Beginning balance, shares	64,406,891	68,573,558	58,161,133
Beginning balance	$ 95,313,064	$ 96,656,248	$ 88,121,286
Issuance for Employee Stock Purchase Plan, shares	30,899
Issuance for Employee Stock Purchase Plan	$ 14,059
Shares retired during the year, shares		(4,166,667)
Shares retired during the year		$ (1,343,184)
Issuance of common stock on private placement, shares			10,264,946
Issuance of common stock on private placement			$ 8,387,451
Issued upon exercise of stock options, shares			6,667
Issued upon exercise of stock options			$ 5,067
Transfer from contributed capital upon exercise of stock options			$ 6,441
Rights offering & finders fee, shares			140,812
Rights offering & finders fee			$ 136,003
Ending balance, shares	64,437,790	64,406,891	68,573,558
Ending balance	$ 95,327,123	$ 95,313,064	$ 96,656,248